Share Capital (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Appreciation Rights (SARs) [Member]
Number Outstanding, Begining balance	3,158,129	3,331,103	3,518,769
Number Outstanding, Vested	0	0	0
Number Outstanding, Granted	0	0	0
Number Outstanding, Exercised	(69,365)	(172,974)	(187,666)
Number Outstanding, Expired and cancelled	0	0	0
Number Outstanding, Ending balance	3,088,764	3,158,129	3,331,103
Weighted Average Price per Share, Begining balance	$ 3.75	$ 3.78	$ 3.80
Weighted Average Price per Share, Vested	$ 0	$ 0	$ 0
Weighted Average Price per Share, Granted	$ 0	$ 0	$ 0
Weighted Average Price per Share, Exercised	$ 4.41	$ 4.23	$ 4.19
Weighted Average Price per Share, Expired and cancelled	$ 0	$ 0
Weighted Average Price per Share, Ending Balance	$ 3.74	$ 3.75	$ 3.78
Number Exercisable, Begining balance	2,067,123	1,777,034	30,000
Number Exercisable, Ending Balance	3,088,764	2,067,123	1,777,034
Weighted Average Price per Share, Exercisable, begining Balance	$ 3.75	$ 3.77	$ 8.18
Weighted Average Price per Share, Exercisable, Ending balance	$ 3.74	$ 3.75	$ 3.77
Non Vested Stock Appreciation Rights SAR's [Member]
Number Outstanding, Begining balance	1,091,006	1,554,069	3,488,769
Number Outstanding, Vested	(1,047,026)	(290,089)	(1,747,034)
Number Outstanding, Granted	0		0
Number Outstanding, Exercised	(43,980)	(172,974)	(187,666)
Number Outstanding, Expired and cancelled	0	0	0
Number Outstanding, Ending balance	0	1,091,006	1,554,069